Debt financing and capital lease obligation - Schedule of Debt Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term debt	$ 4,465,187	$ 3,442,749	$ 2,573,104
Capital lease	82,906	93,651
Capital lease interest accrued but not paid	355	392
Capital lease obligation	83,261	94,043	231,676
Capital lease obligations	4,548,448	3,536,792
Undrawn debt facilities	1,176,192
Non-Recourse Term Facilities [Member]
Debt Instrument [Line Items]
Long-term debt	797,305	1,211,796
Average Nominal Interest Rate	4.38%
Full Recourse Term Facilities [Member]
Debt Instrument [Line Items]
Long-term debt	1,973,891	802,853
Average Nominal Interest Rate	3.92%
Undrawn debt facilities	547,055
Securitization [Member]
Debt Instrument [Line Items]
Long-term debt	588,457	627,985
Average Nominal Interest Rate	4.89%
Maturity year	2020
ECA and EXIM Backed Facilities [Member]
Debt Instrument [Line Items]
Long-term debt	725,113	594,606
Average Nominal Interest Rate	2.50%
Warehouse Facility [Member]
Debt Instrument [Line Items]
Long-term debt	170,863	121,574
Average Nominal Interest Rate	2.61%
Undrawn debt facilities	379,137
Maturity year	2018
Line of Credit [Member]
Debt Instrument [Line Items]
Long-term debt	198,006	71,853
Average Nominal Interest Rate	3.05%
Undrawn debt facilities	250,000
Loan Interest Accrued but not Paid [Member]
Debt Instrument [Line Items]
Long-term debt	$ 11,552	$ 12,082
Capital Lease [Member]
Debt Instrument [Line Items]
Average Nominal Interest Rate	4.07%
Minimum [Member] | Non-Recourse Term Facilities [Member]
Debt Instrument [Line Items]
Maturity year	2015
Minimum [Member] | Full Recourse Term Facilities [Member]
Debt Instrument [Line Items]
Maturity year	2015
Minimum [Member] | ECA and EXIM Backed Facilities [Member]
Debt Instrument [Line Items]
Maturity year	2015
Minimum [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Maturity year	2015
Minimum [Member] | Capital Lease [Member]
Debt Instrument [Line Items]
Maturity year	2015
Maximum [Member] | Non-Recourse Term Facilities [Member]
Debt Instrument [Line Items]
Maturity year	2025
Maximum [Member] | Full Recourse Term Facilities [Member]
Debt Instrument [Line Items]
Maturity year	2026
Maximum [Member] | ECA and EXIM Backed Facilities [Member]
Debt Instrument [Line Items]
Maturity year	2026
Maximum [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Maturity year	2017
Maximum [Member] | Capital Lease [Member]
Debt Instrument [Line Items]
Maturity year	2021